N-2 - USD ($)						1 Months Ended	3 Months Ended
		Jan. 24, 2023	Nov. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Jan. 23, 2023	Dec. 31, 2022	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001504619
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		PennantPark Floating Rate Capital Ltd.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses
Sales load (as a percentage of offering price)	—	% (1)
Offering expenses (as a percentage of offering price)	0.53	% (2)

Total stockholder expenses (as a percentage of offering price)	0.53%
(1)
Our Investment Adviser has agreed to pay all of the underwriting discounts and commissions (sales load), which is not reflected in the above table. We are not obligated to repay the sales load paid by our Investment Adviser.

(2)	The percentage reflects estimated offering expenses payable by us of approximately $250,000 and is based on the offering of 4,250,000 shares in this offering at the offering price of $11.10 per share.

Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.53%
Other Transaction Expenses [Percent]		0.53%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of average net assets attributable to common shares) (3)
Management fees	2.33	% (4)
Incentive fees	2.27	% (5)
Interest on borrowed funds	5.81	% (6)
Acquired fund fees and expenses	7.30	% (7)
Other expenses	0.70	% (8)

Total estimated annual expenses	18.41	% (9)
(3)
Net assets attributable to common shares equal average net assets of September 30, 2022, plus net proceeds anticipated from this offering but excluding the underwriters’ option to purchase additional shares. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(4)	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on September 30, 2022.
(5)
The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal year ended September 30, 2022. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal year ended September 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form 10-K.

(6)	As of September 30, 2022, we had $168.8 million in borrowings outstanding under our Credit Facility, $97.0 million outstanding under our 2023 Notes, $185.0 million outstanding under our 2026 Notes and

$228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.

(7)
Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal year ended September 30, 2022. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future.

Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). When applicable, fees and operating expenses estimates would be based on historic fees and operating expenses for acquired funds. For PTSF, which has a limited operating history, fees and operating expenses are estimates based on expected fees and operating expenses of PTSF for the applicable fiscal quarter, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
(8)
“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal year ended September 30, 2022.

(9)
“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.44% of average total assets.

Management Fees [Percent]	[3],[4]	2.33%
Interest Expenses on Borrowings [Percent]	[3],[5]	5.81%
Incentive Fees [Percent]	[3],[6]	2.27%
Acquired Fund Fees and Expenses [Percent]	[3],[7]	7.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[8]	0.70%
Total Annual Expenses [Percent]	[3],[9]	18.41%
Expense Example [Table Text Block]
Example
The following example illustrates the projected dollar amount of total cumulative expenses that you would pay on a $1,000 hypothetical investment in common shares, assuming (1) no sales load (underwriting discounts and commissions) (see note 1 above) and offering expenses totaling 0.53%, (2) total net estimated annual expenses of 16.14% of average net assets attributable to common shares as set forth in the table above (other than performance-based incentive fees) and (3) a 5.0% annual return.

You would pay the following expenses on a $1,000 common stock investment	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$157	$411	$612	$948
Assuming a 5% annual return (assumes return only from realized capital gains and thus subject to the capital gains incentive fee)	$165	$430	$634	$963

Purpose of Fee Table , Note [Text Block]		The following table will assist you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary from actual results. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]	[1],[2]	as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal year ended September 30, 2022.
Management Fee not based on Net Assets, Note [Text Block]		The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on September 30, 2022.
Acquired Fund Fees Estimated, Note [Text Block]		Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). When applicable, fees and operating expenses estimates would be based on historic fees and operating expenses for acquired funds. For PTSF, which has a limited operating history, fees and operating expenses are estimates based on expected fees and operating expenses of PTSF for the applicable fiscal quarter, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
Acquired Fund Incentive Allocation, Note [Text Block]
The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal year ended September 30, 2022. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal year ended September 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form 10-K.

Acquired Fund Total Annual Expenses, Note [Text Block]		“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.44% of average total assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
Information about our senior securities shown as of September 30, 2022, 2021, 2020, 2019, 2018, 2017, 2016 2015, 2014 and 2013 is located in “Part II, Item 7 – Management’s Discussion and Analysis of Financial Condition and Results of Operations – Liquidity and Capital Resources – Senior Securities” in our most recent Annual Report on Form
10-K,
and is incorporated by reference into the registration statement of which this prospectus is a part, and the report of RSM US LLP, an independent registered public accounting firm, on our senior securities table as of September 30, 2022 is included in our most recent Annual Report on Form
10-K,
filed on November 17, 2022, and is incorporated by reference into the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objectives are to generate both current income and capital appreciation while seeking to preserve capital.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock is traded on the NYSE under the symbol “PFLT.” Prior to April 14, 2022, our common stock was traded on The Nasdaq Global Select Market under the same symbol. The following table lists the high and low closing sale prices for our common stock, the closing sale prices as a premium or (discount) to our NAV and quarterly distributions per share since October 1, 2020. On January 23, 2023, the last reported closing price of our common stock was $11.81 per share.

			Closing Sales Price		Premium (Discount) of High Sales	Premium (Discount) of Low Sales	Distributions Declared
Period	NAV (1)		High	Low	Price to NAV (2)	Price to NAV (2)
Year Ending September 30, 2023
Second quarter (as of January 2 3 , 2023)	$	N/A	$12.20	$11.08	N/A %	N/A %	$0.095	(3)
First quarter		N/A	11.56	9.77	N/A	N/A	0.285
Year Ended September 30, 2022
Fourth quarter		11.62	13.19	9.60	14	(17)	0.285
Third quarter		12.21	14.20	10.45	16	(14)	0.285
Second quarter		12.62	13.56	12.23	7	(3)	0.285
First quarter		12.70	13.80	12.23	9	(4)	0.285
Year Ended September 30, 2021
Fourth quarter		12.62	13.41	12.51	6	(1)	0.285
Third quarter		12.81	13.19	11.94	3	(7)	0.285
Second quarter		12.71	12.63	10.46	(1)	(18)	0.285
First quarter		12.70	10.96	7.80	(14)	(39)	0.285

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price less NAV per share, divided by the quarter-end NAV per share.
(3)	Includes a distribution of $0.095 per share payable on February 1, 2023 to stockholders of record as of January 19, 2023. Investors in this offering will not be entitled to this distribution.
Shares of BDCs may trade at a market price both above and below the NAV that is attributable to those shares. Our shares have traded above and below our NAV. Our shares closed on the NYSE at $9.60 and $11.48 on September 30, 2022 and June 30, 2022, respectively. Our NAV per share was $11.62 and $12.21 as of the same dates. The possibility that our shares of common stock will trade at a discount from NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our shares will trade at, above or below our NAV in the future. As of September 30, 2022, we had 37 stockholders of record.

Lowest Price or Bid						$ 11.08	$ 9.77	$ 9.6		$ 10.45		$ 12.23		$ 12.23		$ 12.51		$ 11.94		$ 10.46		$ 7.8
Highest Price or Bid						$ 12.2	$ 11.56	$ 13.19		$ 14.2		$ 13.56		$ 13.8		$ 13.41		$ 13.19		$ 12.63		$ 10.96
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]							14.00%		16.00%		7.00%		9.00%		6.00%		3.00%		(1.00%)		(14.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]							(17.00%)		(14.00%)		(3.00%)		(4.00%)		(1.00%)		(7.00%)		(18.00%)		(39.00%)
Latest Share Price				$ 9.6	$ 11.48
Latest NAV				$ 11.62	$ 12.21			$ 11.62	[11]	$ 12.21	[11]	$ 12.62	[11]	$ 12.7	[11]	$ 12.62	[11]	$ 12.81	[11]	$ 12.71	[11]	$ 12.7	[11]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors.
Security Liquidation Rights [Text Block]		In the event of a liquidation, dissolution or winding up of us, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Long Term Debt [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
In November 2017, we issued $138.6 million in aggregate principal amount of our 2023 Notes. The 2023 Notes were issued pursuant to a deed of trust between the Company and Mishmeret Trust Company, Ltd. as trustee.
The 2023 Notes pay interest at a rate of 4.3% per year. Interest on the 2023 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing June 15, 2018. The principal on the 2023 Notes will be payable in four annual installments as follows: 15% of the original principal amount on December 15, 2020, 15% of the original principal amount on December 15, 2021, 15% of the original principal amount on December 15, 2022 and 55% of the original principal amount on December 15, 2023.
The 2023 Notes are general, unsecured obligations, rank equal in right of payment with all of PennantPark Floating Rate Capital Ltd.’s existing and future senior unsecured indebtedness and are generally redeemable at our option. The deed of trust governing the 2023 Notes includes certain customary covenants, including minimum equity requirements, and events of default. The 2023 Notes are rated
ilA-
by S&P Global Ratings Maalot Ltd. and are listed for trading on the TASE.
The 2023 Notes have not been and will not be registered under the Securities Act and may not be offered or sold in the United States absent registration under the Securities Act or in transactions exempt from, or not subject to, such registration requirements.
In March 2021, and in October 2021, we issued $100.0 million and $85.0 million, respectively, in aggregate principal amount of our 2026 Notes at a public offering price per note of 99.4% and 101.5%, respectively. The 2026 Notes were issued pursuant to the Base Indenture, dated March 23, 2021 (the “Base Indenture”), between the Company and American Stock Transfer & Trust Company, LLC, or AST, as trustee, as supplemented by the First Supplemental Indenture, dated March 23, 2021, between the Company and AST. The 2026 Notes are due on April 1, 2026 and may be redeemed in whole or in part at the Company’s option.
The 2026 Notes bear interest at a rate of 4.25% per year payable semi-annually on April 1 and October 1 of each year. The 2026 Notes are the Company’s direct unsecured obligations and rank pari passu in right of payment with the Company’s current and future unsecured unsubordinated indebtedness, senior to any of the Company’s future indebtedness that expressly states it is subordinated in right of payment to the 2026 Notes, effectively subordinated in right of payment to all of the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured, but to which the Company subsequently grant security) to the extent of the value of the assets securing such indebtedness, and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries, financing vehicles, or similar facilities. We do not intend to list the 2026 Notes on any securities exchange or automated dealer quotation system.
We may issue additional debt securities in one or more series. The specific terms of each additional series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered in the United States, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf. See “Description of our Debt Securities—Events of Default” For more information. Second, the trustee performs certain administrative duties for us, such as sending interest and principal payments to holders.
Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities issued pursuant to this prospectus and any accompanying prospectus supplement. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. Some of the definitions are repeated in this prospectus, but for the rest, you will need to read the indenture. See “Available Information” for information on how to obtain a copy of the indenture.
A prospectus supplement, which will accompany this prospectus with respect to a particular offering of debt securities, will describe the particular series of debt securities being offered by including:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities and whether or not the offering may be reopened for additional securities of that series and on what terms;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places, if any, other than or in addition to The City of New York, of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued;

•	the provision for any sinking fund;

•	any restrictive covenants;

•	any Events of Default;

•	whether the series of debt securities are issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	any special federal income tax implications, including, if applicable, federal income tax considerations relating to original issue discount, or OID;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	whether the debt securities are subject to subordination and the terms of such subordination;

•	the listing, if any, on a securities exchange; and

•	any other terms.
The debt securities may be secured or unsecured obligations.
Under
the provisions of the 1940 Act, we are permitted, as a BDC, to issue debt only in amounts such that we are in compliance with our asset coverage ratio, as defined in the 1940 Act, after each issuance of debt. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth:

•	our actual capitalization as of September 30, 2022; and

•
our pro forma capitalization to give effect to the sale of shares of our common stock in this offering (assuming no exercise of the underwriters’ option to purchase additional shares) based on proceeds to us of approximately $11.20 per share, representing the public offering price of $11.10 per share, including the additional supplemental payment of approximately $0.10 per share that the Investment Adviser has agreed to pay to the underwriters which reflects the difference between the public offering price and the proceeds per share received by us in this offering, and also including estimated offering expenses of approximately $250,000 payable by us, but excluding the underwriting discounts and commissions of approximately $1.4 million.

This table should be read in conjunction with the “Use of Proceeds” section of this prospectus supplement, the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section and the financial statements and notes thereto in our most recently filed Annual Report on Form
10-K.

	As of September 30, 2022 (dollars in thousands, except data per share)
	Actual	(unaudited) Pro Forma (1)
Assets:
Investments at fair value	$1,164,254	$1,164,254
Cash and cash equivalents	47,880	95,229
Other assets	11,732	11,732
Total assets	$1,223,866	$1,271,215
Liabilities:
Credit Facility	$167,563	$167,563
2023 Notes payable	96,812	96,812
2026 Notes payable	182,276	182,276
2031 Asset-Backed Debt	226,128	226,128
Other liabilities	23,995	23,995
Total liabilities	$696,774	$696,774
Net assets:
Common stock, par value $0.001 per share, 45,345,638 shares issued and outstanding as of September 30, 2022, 49, 595,638 shares issued and outstanding pro forma	45	50
Paid-in capital in excess of par value	618,028	665,372
Accumulated deficit	(90,981)	(90,981)
Total net assets	$527,092	$574,441
Net asset value per share	$11.62	$11.58

(1)
Excludes up to 637,500 shares of our common stock issuable by us upon exercise of the underwriters’ option to purchase additional shares (assuming the net proceeds from this offering are invested in cash and cash equivalents).

Outstanding Securities [Table Text Block]
The following are our outstanding classes of securities as of November 30, 2022:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	100,000,000	—	45,345,638

Outstanding Security, Title [Text Block]			Common Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			45,345,638
Risk Factors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and the applicable prospectus supplement and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference in our Annual Report on Form
10-K
for the fiscal year ended September 30, 2022, filed on November 17, 2022, or our then most recent Annual Report on Form
10-K
and any subsequent Quarterly Reports on Form
10-Q
or Current Reports on Form
8-K
we file after the date of this prospectus, and all other information contained or incorporated by reference into this prospectus, as updated by our subsequent filings under the Exchange Act and the risk factors and other information contained in any prospectus supplement and any free writing prospectus before acquiring any of such securities and before making an investment in our securities. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. Each of the risk factors could materially adversely affect our business, financial condition and results of operations. In such case, the NAV and market price of our common stock could decline or the value of our preferred stock, warrants, subscription rights or debt securities may decline, and investors may lose all or part of their investment. Please also read carefully the section titled “Forward-Looking Statements.”

Risk [Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		(as a percentage of average net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Common Stock
All shares of our common stock have equal rights as to earnings, assets, distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of a liquidation, dissolution or winding up of us, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
DESCRIPTION OF OUR PREFERRED STOCK
Our charter authorizes our board of directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. Prior to issuance of shares of each class or series, the board of directors is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the board of directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act.
The 1940 Act generally requires that (1) immediately after issuance and before any distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 66 2/3% of our total assets less liabilities not represented by indebtedness, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.
For any series of preferred stock that we may issue, our board of directors will determine and the prospectus supplement relating to such series will describe:

•	the designation and number of shares of such series;

•
the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such series, as well as whether such dividends are cumulative or non-cumulative
and participating or
non-participating;

•	any provisions relating to convertibility or exchangeability of the shares of such series;

•	the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;

•	the voting powers, if any, of the holders of shares of such series;
•	any provisions relating to the redemption of the shares of such series;

•	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;

•	any conditions or restrictions on our ability to issue additional shares of such series or other securities;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other relative power, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.
All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our board of directors, and all shares of each series of preferred stock will be identical and of equal rank except as to the dates from which cumulative dividends, if any, thereon will be cumulative. If we issue shares of preferred stock, holders of such preferred stock will be entitled to receive cash dividends at an annual rate that will be fixed or will vary for the successive dividend periods for each series. In general, the dividend periods for fixed rate preferred stock can range from quarterly to weekly and are subject to extension. We expect the dividend rate to be variable and determined for each dividend period.

Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
We may issue subscription rights to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting or other arrangement with one or more underwriters or other persons pursuant to which such underwriters or other persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current NAV per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than
one-third
of our outstanding common stock at the time such rights are issued. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•	the title of such subscription rights;

•	the exercise price or a formula for the determination of the exercise price for such subscription rights;

•	the number or a formula for the determination of the number of such subscription rights issued to each stockholder;

•	the extent to which such subscription rights are transferable;

•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights would commence, and the date on which such rights will expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities;

•	if applicable, the material terms of any standby underwriting or other purchase arrangement that we may enter into in connection with the subscription rights offering; and

•	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.
Exercise of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock or other securities at such exercise price as will in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby or another report filed with the SEC. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the applicable prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement, we will forward, as soon as practicable, the shares of common stock or other securities purchasable upon such exercise. We may determine to offer any unsubscribed offered securities directly to stockholders, persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, including pursuant to standby underwriting or other arrangements, as set forth in the applicable prospectus supplement.

Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
DESCRIPTION OF OUR WARRANTS
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common or preferred stock or a specified principal amount of debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•	the title of such warrants;

•	the aggregate number of such warrants;

•	the price or prices at which such warrants will be issued;

•	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•
in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

•
in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•	the date on which the right to exercise such warrants will commence and the date on which such right will expire;

•	whether such warrants will be issued in registered form or bearer form;

•	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•	if applicable, the date on and after which such warrants and the related securities will be separately transferable;

•	information with respect to book-entry procedures, if any;

•	the terms of the securities issuable upon exercise of the warrants;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years, (2) the exercise price is not less than the market value of our common stock at the date of issuance, (3) if no such market value exists for our common stock, the exercise price is not less than the then current NAV per share of our common stock (unless the requirements of Section 63 of the 1940 Act are met), (4) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our stockholders and (5) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25% of our outstanding voting securities.

Credit Facility | Actual [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 167,563
Credit Facility | Proforma [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				$ 167,563
2023 Notes payable | Actual [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		96,812
2023 Notes payable | Proforma [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				96,812
2026 Notes payable | Actual [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		182,276
2026 Notes payable | Proforma [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				182,276
2031 Asset-Backed Debt | Actual [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		226,128
2031 Asset-Backed Debt | Proforma [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				$ 226,128
Assumes No Return From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		157
Expense Example, Years 1 to 3		411
Expense Example, Years 1 to 5		612
Expense Example, Years 1 to 10		948
Assumes Return Only From Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		165
Expense Example, Years 1 to 3		430
Expense Example, Years 1 to 5		634
Expense Example, Years 1 to 10		$ 963

[1]	Our Investment Adviser has agreed to pay all of the underwriting discounts and commissions (sales load), which is not reflected in the above table. We are not obligated to repay the sales load paid by our Investment Adviser.
[2]	The percentage reflects estimated offering expenses payable by us of approximately $250,000 and is based on the offering of 4,250,000 shares in this offering at the offering price of $11.10 per share.
[3]	Net assets attributable to common shares equal average net assets of September 30, 2022, plus net proceeds anticipated from this offering but excluding the underwriters’ option to purchase additional shares. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	The contractual management fee is calculated at an annual rate of 1.00% of our average adjusted gross assets on September 30, 2022.
[5]	As of September 30, 2022, we had $168.8 million in borrowings outstanding under our Credit Facility, $97.0 million outstanding under our 2023 Notes, $185.0 million outstanding under our 2026 Notes and $228.0 million outstanding under the 2031 Asset-Backed Debt. We may use proceeds of this offering to repay outstanding obligations under our existing financing arrangements or other indebtedness. After completing this offering, we may continue to borrow under our existing financing arrangements to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense in the future will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the amount provided in this table.
[6]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal year ended September 30, 2022. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 20.0% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with the U.S. generally accepted accounting principles. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal year ended September 30, 2022. For more detailed information about the incentive fee, please see “Item 1. Business-Investment Management Agreement” and “Item 1. Business-Investment Advisory Fees” in our most recent Annual Report on Form 10-K.
[7]	Our stockholders indirectly bear 87.5% of the expenses of our investment in PSSL. No management fee is charged by PennantPark Investment Advisers in connection with PSSL. PSSL pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSSL fees and operating expenses are based on our share of the actual fees and operating expenses of PSSL for the fiscal year ended September 30, 2022. Expenses for PSSL may fluctuate over time and may be substantially higher or lower in the future. Our stockholders indirectly bear 23.08% of the expenses of our investment in PTSF. A management fee equal to 0.30% per annum of the gross assets of PTSF and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF (which is waived by PennantPark Investment Advisers). When applicable, fees and operating expenses estimates would be based on historic fees and operating expenses for acquired funds. For PTSF, which has a limited operating history, fees and operating expenses are estimates based on expected fees and operating expenses of PTSF for the applicable fiscal quarter, annualized for a full year. Expenses for PTSF may fluctuate over time and may be substantially higher or lower in the future.
[8]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal year ended September 30, 2022.
[9]	“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of average net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 7.44% of average total assets.
[10]	Calculated as of the respective high or low closing sales price less NAV per share, divided by the quarter-end NAV per share.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.